RELATED PARTY TRANSACTIONS - Capital Contribution from Sponsor (Details)	1 Months Ended
Jul. 31, 2021 USD ($)
Capital Contribution from Sponsor | Sponsor | Aurora Acquisition Corp
RELATED PARTY TRANSACTIONS
SEC filing fee	$ 669,000